EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 38: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 25.5 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by an independent financial report commissioned by the Ministry of Finance pursuant to this legislation. Subsequently, in April 2006 the Bank applied under Greek Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETAT in relation to this merger.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Greek Law 3371/2005 employees hired after January 1, 2005 are insured in the auxiliary social security fund IKA—ETAM. The Bank pays its contributions to IKA—ETAM since May 1, 2007.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement and health plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3%. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which UBB, SABA, NBG Ethniki Asset Management Mutual Funds, EH, NBGI Private Equity Ltd and NBGI Private Equity Funds also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2010 and 2011 were EUR 371.3 million and EUR 353.1 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH benefitpost-retirement and health plan were incorporated into IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

(b)       Plans that the Bank does not contribute to

National Bank of Greece Lump Sum Benefit Plan

The Group does not pay contributions to the aforementioned plan.

(c)       Defined Benefit Plans

Retirement indemnities

Most NBG Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy. NBG Cyprus sponsors a Gratuity Plan for its employees, offering lump sum benefits based on final pay and years of service.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic pension costs for these defined benefit plans and termination indemnities includes the following components which are recognized in the income statement for the periods ended:

	2009	2010	2011
	(EUR in thousands)
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Expected return on plan assets	(2,281)	(2,968)	(4,749)
Amortization of actuarial losses	17,816	14,883	13,838
Amortization of prior past service cost	1,769	294	137
Costs of additional benefits	29,466	9,821	7,412
Net periodic pension cost	84,383	62,095	50,082

Cost of additional benefits in 2009 and 2010 include the voluntary retirement schemes of EH amounting to EUR 24.6 million and EUR 5.3 million, respectively. The amount in 2011 mainly relates to the additional cost of extra benefits in excess of the benefits provided for Finansbank and Vojvodjanska, amounting to EUR 3.4 million and EUR 2.9 million, respectively.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2009	2010	2011
Discount rate	5.4%	5.2%	5.3%
Expected return on plan assets	6.1%	6.4%	5.5%
Rate of compensation increase	5.3%	5.1%	3.5%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the ATHEX. As regards Deposit Administration Fund assets, the guaranteed return interest rate was used.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2009	2010	2011
	(EUR in thousands)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	482,069	472,896	402,143
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Employee contributions	6,752	6,353	5,065
Actuarial loss/(gain)	14,016	(30,682)	(37,680)
Adjustment for disposal and other	(1,566)	1,291	(3,137)
Benefits paid from the Fund	(56,795)	(68,744)	(85,684)
Benefits paid directly by the Group	(25,610)	(25,552)	(18,694)
Settlements/Terminations/Curtailments	15,085	6,418	5,649
Prior service cost arising over last period	1,332	98	-
PBO, end of year	472,896	402,143	301,106

	2009	2010	2011
	(EUR in thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	68,001	68,968	102,210
Actual return on plan assets	19,517	(31,839)	(18,132)
Employer contributions	38,713	127,472	72,904
Employee contributions	6,752	6,353	5,065
Expenses	(7,220)	-	-
Benefits paid	(56,795)	(68,744)	(85,684)
Fair value of plan assets, end of year	68,968	102,210	76,363

Employer contributions paid by the Group, are in excess of the EUR 15.8 million total expected contributions for funded plans for 2011.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2009	2010	2011
	(EUR in thousands)
Funded status, end of year	(403,928)	(299,933)	(224,743)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2009	2010	2011
Discount rate	5.2%	5.3%	5.0%
Rate of compensation increase	5.1%	3.4%	2.5%
Pension increase	2.5%	2.5%	0.0%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2009	2010	2011
	(EUR in thousands)
Projected benefit obligation	472,896	402,143	301,106
Accumulated benefit obligation	369,281	328,602	259,542
Fair value of plan assets	68,968	102,210	76,363

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net actuarial losses	184,321	170,532	139,368
Prior Service cost	2,340	1,756	1,441

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net Loss / (Gain)	(3,220)	4,125	(14,799)
Prior Service Cost / (Credit)	2,223	98	-
Amortization of (Losses) / Gains	(27,574)	(18,340)	(15,504)
Amortization of Prior Service Cost	(1,769)	(396)	(137)
Total recognized on Other comprehensive income / (loss)	(30,340)	(14,513)	(30,440)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2012 are EUR 0.1 million of prior service cost and EUR 11.5 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2010		2011		2012
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	28,885	28%	7,735	10%	10%-80%
Other	73,325	72%	68,628	90%	20%-90%
Total	102,210	100%	76,363	100%

All equity securities are the Bank's own equity securities and “other” relate to deposits and assets of deposit administration fund policies issued by the Group's main insurance company EH. Equity securities are measured based on closing prices in an active market as at the measurement date (Level 1) and deposit administration fund assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans are as follows:

Benefit
payments projected
(EUR in thousands)
2012	35,625
2013	14,495
2014	18,063
2015	16,693
2016	19,354
2016-2020	173,683
In 2012, the Group is expected to make EUR 8.7 million in contributions to funded plans and EUR 11.1 million in retirement indemnities.